The Prudential Insurance Company of America

                                    Thomas J. Loftus
                                    Assistant General Counsel
                                    Law Department

                                    The Prudential Insurance Company of America
                                    213 Washington Street
                                    Newark, NJ 07102-2992
                                    (973) 802-3930 fax: (973) 802-9560



                                                              May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:  Pruco Life Variable Universal Account
                                (Registration No. 33-38271)
                                -------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 11 and (ii) that the text of Post-Effective Amendment No. 11 was filed electronically on April 28, 1998 (Accession No. 0000950110-98-000486).


                                         By:/s/
                                            ------------------------------------
                                             Thomas J. Loftus
                                             Assistant General Counsel
                                             Pruco Life Insurance Company